Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 367,577	$ 375,975
Provision	1,336,110	1,900
Foreign currency translation adjustments	16,094	(10,298)
Ending balance	$ 1,719,781	$ 367,577